Average Annual Total Returns - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - FidelityInternationalSmallCapOpportunitiesFund-RetailPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2022
Fidelity International Small Cap Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.75%
Past 5 years	16.20%
Past 10 years	13.40%
Fidelity International Small Cap Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.48%
Past 5 years	15.49%
Past 10 years	12.98%
Fidelity International Small Cap Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.17%
Past 5 years	13.07%
Past 10 years	11.27%
MS141
Average Annual Return:
Past 1 year	10.26%
Past 5 years	11.21%
Past 10 years	10.94%